CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS	12 Months Ended
Dec. 31, 2025
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS
CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS

14.CONVERTIBLE SENIOR UNSECURED NOTES AND CAPPED CALL DERIVATIVE OPTIONS

Convertible Senior Unsecured Notes

	At December 31	At December 31
(in thousands)	2025	2024

Host-liability of the Convertible Notes	$295,720	$—
Embedded Derivatives	316,444	—
	$612,164	$—

Convertible Notes-by balance sheet presentation:
Current	$—	$—
Non-current	612,164	—
	$612,164	$—

In August 2025, the Company issued US$345,000,000 ($476,307,000) of Convertible Notes, for net proceeds of $458,994,000, after commissions, fees and transaction costs of $17,313,000. The transaction costs are included in the amortized value of the host contract and amortized over the life of the Convertible Notes using the effective interest method. The Convertible Notes pay interest semi-annually at a rate of 4.25% per annum commencing on March 15, 2026, and mature on September 15, 2031. The holders of the Convertible Notes may convert their Convertible Notes after December 31, 2025 under the following circumstances: (1) the closing sale price of the Company’s shares exceeds 130% of the conversion price of US$2.92 per share for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the immediately preceding quarter, and only in the following quarter (the “Share Price Threshold”); (2) the trading price per $1,000 principal amount of the Note is equal to or less than 98% of the product of the closing sale price of the Company’s common shares and the applicable conversion rate; (3) the Convertible Notes are called for redemption by the Company; or (4) after June 15, 2031. The conversion rate is 342.9355 common shares per $1,000 principal amount of notes which represents a conversion price of approximately US$2.92 per share. Upon conversion the Company may settle the obligation, at its sole discretion, in either common shares, in cash at an equivalent value or in a combination of both.

The Company may redeem for cash all or any portion of the Convertible Notes on or after September 20, 2029, but only if Denison’s stock price reaches at least 130% of the conversion price for 20 out of the previous 30 consecutive trading days before the quarter ends. The redemption price represents 100% of the principal amount of the Convertible Notes, plus accrued and unpaid interest. The Convertible Notes contain a make-whole provision such that, in the event of a redemption, the conversion price is adjusted to ensure no loss to the Convertible Note holders. Upon the occurrence of specified corporate transactions, such as a change of control, major corporate transaction, or liquidation, the Company must offer to repurchase all or part of the outstanding Convertible Notes for cash.

Any Convertible Notes not converted, repurchased or redeemed prior to the maturity date will have their principal amount repaid by Denison in cash at maturity.

The early redemption feature and conversion option meet the definition of embedded derivatives (the “Embedded Derivatives”) and the Company has elected the option under IFRS to bifurcate the Embedded Derivatives from the host liability. The conversion option and redemption feature are treated as one unit on account of being closely related. The Embedded Derivatives are measured at fair value on issuance and at each reporting period, with changes in fair value recorded in Finance Expense within net earnings. The host liability was recorded as the residual amount and subsequently measured at amortized cost.

On the date of issuance, the Convertible Notes were trading at a premium to their face value, resulting in a fair value on issuance for the Convertible Notes of $512,328,000 (US$371,091,000), resulting in a day-one loss of $36,021,000, which has been recorded in other income (note 19).

The Embedded Derivatives are classified as a Level 2 financial instrument based on the IFRS 13, Fair Value Measurement, fair value hierarchy, and valued using a partial differential equation valuation model. The following key assumptions were used in the valuation model:

	Key Assumption	Key Assumption
	Inception	December 31, 2025

Maturity date	September 15, 2031	September 15, 2031
Debt traded price	107.5625	130.642
Volatility rate	61.9%	76.6%
Share price	US$2.03	US$2.63
Credit spread	9.633%	10.485%

The fair value of the Embedded Derivatives on the date of issuance (on August 15, 2025) was $205,086,000, resulting in a host liability being measured at $289,929,000 (the residual amount of $307,242,000 less $17,313,000 in transaction costs). At December 31, 2025, the Company’s share price had increased to US$2.63, as well as the volatility rate increasing to 76.6%, resulting in an increase in the fair value of the Embedded Derivatives to $316,444,000, and a fair value loss of $111,357,000 that was recognized in Finance Expense for the year ended December 31, 2025 (see note 19). The Share Price Threshold was not met from inception to the year ended December 31, 2025.

For the year ended December 31, 2025, the Company recorded interest expense of $15,244,000, including interest expense of $7,645,000 and accretion of the host liability related to the Convertible Notes, of $7,598,000 at an effective interest rate of 13.76% (note 19).

Capped Call Derivative Options

Concurrently with the issuance of the Convertible Notes, the Company purchased cash-settled call options (the “Capped Calls”) with a strike price equal to initial conversion price of the Convertible Notes of (US$2.92) and with a cap price of US$4.32 and, a term consistent with the term of the Convertible Notes. This transaction effectively increased the conversion price of the Convertible Notes to US$4.32 per share. The purchase price for the Capped Call transactions was approximately US$35,363,000 ($48,822,000).

The Capped Calls are accounted for as a derivative instrument and are re-measured to fair value at each reporting date. The Capped Calls are classified as a Level 3 financial instrument under IFRS 13, Fair Value Measurement and valued using a Monte Carlo model. The key assumptions used in the valuation model at inception and as at December 31, 2025, used in valuation of the conversion option are:

	Key Assumption	Key Assumption
	Inception	December 31, 2025

Maturity date	September 15, 2031	September 15, 2031
Strike price	US$2.916	US$2.916
Cap	US$4.32	US$4.32
Share price	US$2.14	US$2.63
Volatility rate	62.1%	76.6%
Risk free rate	3.58%	3.54%
Credit spread	0.6%	0.55%

The Capped Calls were initially valued at $29,679,000 (US$21,497,000) on August 15, 2025. The initial valuation resulted in a difference between the transaction price and the fair value on initial recognition of $19,143,000. In the Company’s judgement, the fair value of the capped calls was equal to the transaction price which was agreed between Denison and the parties and the difference between the transaction price and the valuation calculated using the Monte Carlo model was deemed to be due to unobservable inputs. As such, the difference was deferred and will be amortized over the contractual life of the options. Including the deferral of the loss, the total Capped Call value on August 15, 2025 was $48,822,000.

As at December 31, 2025, the fair value of the Capped Calls, including the deferred loss, was $47,993,000, resulting in a fair value loss of $829,000, that has been recognized in Finance Expense for the year ended December 31, 2025 (see note 19).